Fair Value Measurements (Tables)	3 Months Ended
Mar. 31, 2012
Fair Value Assets And Liabilities Measured On Recurring Basis [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following table sets out the Company’s financial assets and (liabilities) measured at fair value, by level, within the hierarchy as at March 31, 2012 (in US Dollars, millions):

Items measured at fair value on a recurring basis

Description	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	1,216			1,216
Marketable equity securities	85			85
Mandatory convertible bonds	(678)			(678)
Embedded derivatives		(1)		(1)
Option component of convertible bonds		(49)		(49)

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Table Text Block]

The following inputs were used in the valuation of the conversion features of convertible bonds as at March 31:

2012

Market quoted bond price (percent)	109.625
Fair value of bond excluding conversion feature (percent)	102.930
Fair value of conversion feature (percent)	6.695
Total issued bond value ($ million)	732.5

The option component of the convertible bonds is calculated as the difference between the price of the bond including the option component (bond price) and the price excluding the option component (bond floor price).